Quarterly Holdings Report
for
Fidelity® MSCI Information Technology Index ETF
April 30, 2025
T07-NPRT3-0625
1.9584814.111

Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
COMMUNICATIONS EQUIPMENT – 3.6%
Communications Equipment – 3.6%
ADTRAN Holdings, Inc. (a)		26,505	$203,028
Applied Optoelectronics, Inc. (a)		112,863	1,443,518
Arista Networks, Inc. (a)		906,319	74,562,864
Calix, Inc. (a)		181,876	7,440,547
Ciena Corp. (a)		220,027	14,777,013
Cisco Systems, Inc.		3,210,331	185,332,409
Clearfield, Inc. (a)		36,856	1,056,662
CommScope Holding Co., Inc. (a)		59,715	223,334
Digi International, Inc. (a)		109,604	2,981,229
Extreme Networks, Inc. (a)		395,819	5,208,978
F5, Inc. (a)		77,760	20,586,182
Harmonic, Inc. (a)		340,672	3,059,235
Juniper Networks, Inc.		451,594	16,401,894
Lumentum Holdings, Inc. (a)		157,261	9,284,689
Motorola Solutions, Inc.		146,380	64,464,288
NETGEAR, Inc. (a)		82,951	2,000,778
NetScout Systems, Inc. (a)		216,161	4,543,704
Ribbon Communications, Inc. (a)		304,737	978,206
Viasat, Inc. (a)		249,191	2,310,001
Viavi Solutions, Inc. (a)		686,560	7,263,805
TOTAL COMMUNICATIONS EQUIPMENT	424,122,364
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.9%
Electronic Components – 1.4%
Amphenol Corp. Class A		1,038,258	79,893,953
Bel Fuse, Inc. Class B		31,690	2,084,251
Belden, Inc.		107,510	11,085,356
Coherent Corp. (a)		207,576	13,351,289
Corning, Inc.		813,477	36,102,109
Knowles Corp. (a)		273,361	4,302,702
Littelfuse, Inc.		48,842	8,904,385
Rogers Corp. (a)		51,520	3,184,451
Vishay Intertechnology, Inc.		343,060	4,456,350
			163,364,846
Electronic Equipment & Instruments – 1.7%
Advanced Energy Industries, Inc.		102,506	9,985,109
Arlo Technologies, Inc. (a)		297,236	2,921,830
Badger Meter, Inc.		61,659	13,615,540
Cognex Corp.		333,642	9,108,427
Crane NXT Co.		147,912	6,940,031
Daktronics, Inc. (a)		126,911	1,610,501
Evolv Technologies Holdings, Inc. (a)		351,130	1,541,461
Itron, Inc. (a)		111,770	12,438,883
Keysight Technologies, Inc. (a)		187,417	27,250,432
Mirion Technologies, Inc. (a)		584,899	9,229,706
Napco Security Technologies, Inc.		113,866	2,601,838
nLight, Inc. (a)		142,248	1,096,732
Novanta, Inc. (a)		72,177	8,578,958
OSI Systems, Inc. (a)		47,935	9,814,212

		Shares	Value

PAR Technology Corp. (a)		105,116	$6,138,774
Powerfleet, Inc. NJ (a)		37,293	187,957
Teledyne Technologies, Inc. (a)		54,899	25,584,581
Trimble, Inc. (a)		314,982	19,572,981
Vontier Corp.		347,985	11,069,403
Zebra Technologies Corp. Class A (a)		62,111	15,547,626
			194,834,982
Electronic Manufacturing Services – 1.1%
Benchmark Electronics, Inc.		112,042	3,644,726
CTS Corp.		87,839	3,344,909
Fabrinet (a)		56,594	11,605,166
Flex Ltd. (a)		531,039	18,235,879
IPG Photonics Corp. (a)		79,522	4,762,573
Jabil, Inc.		145,082	21,263,218
Kimball Electronics, Inc. (a)		74,089	1,062,436
Plexus Corp. (a)		80,047	9,800,154
Sanmina Corp. (a)		151,864	11,661,637
TE Connectivity PLC		286,209	41,895,273
TTM Technologies, Inc. (a)		310,020	6,206,600
			133,482,571
Technology Distributors – 0.7%
Arrow Electronics, Inc. (a)		102,060	11,365,401
Avnet, Inc.		214,725	10,089,928
CDW Corp.		138,298	22,205,127
ePlus, Inc. (a)		82,109	5,120,317
Insight Enterprises, Inc. (a)		59,170	8,182,028
PC Connection, Inc.		40,142	2,490,410
ScanSource, Inc. (a)		71,492	2,358,521
TD SYNNEX Corp.		125,841	13,943,183
			75,754,915
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS	567,437,314
FINANCIAL SERVICES – 0.0%
Transaction & Payment Processing Services – 0.0%
I3 Verticals, Inc. Class A (a)		11,305	283,982
IT SERVICES – 5.8%
Human Resource & Employment Services – 0.1%
ASGN, Inc. (a)		120,740	6,082,882
Internet Services & Infrastructure – 1.9%
Akamai Technologies, Inc. (a)		194,113	15,641,626
Applied Digital Corp. (a)		409,492	1,859,094
BigCommerce Holdings, Inc. (a)		207,632	1,075,534
Cloudflare, Inc. Class A (a)		294,121	35,523,934
Couchbase, Inc. (a)		121,431	2,142,043
DigitalOcean Holdings, Inc. (a)		180,365	5,573,278
Fastly, Inc. Class A (a)		396,014	2,277,081
GoDaddy, Inc. Class A (a)		156,485	29,470,820
MongoDB, Inc. (a)		87,083	14,993,080

Quarterly Report	2

Common Stocks – continued
		Shares	Value
IT SERVICES – continued
Internet Services & Infrastructure – continued
Okta, Inc. (a)		203,738	$22,851,254
Snowflake, Inc. Class A (a)		280,766	44,779,369
Twilio, Inc. Class A (a)		192,158	18,583,600
VeriSign, Inc. (a)		109,860	30,993,703
			225,764,416
IT Consulting & Other Services – 3.8%
Accenture PLC Class A		503,179	150,525,998
BigBear.ai Holdings, Inc. (a)		36,296	123,769
Cognizant Technology Solutions Corp. Class A		485,046	35,684,834
DXC Technology Co. (a)		539,413	8,371,690
EPAM Systems, Inc. (a)		81,207	12,742,190
Gartner, Inc. (a)		75,765	31,903,126
Grid Dynamics Holdings, Inc. (a)		175,139	2,479,968
Hackett Group, Inc.		75,114	1,918,412
International Business Machines Corp.		745,805	180,350,565
Kyndryl Holdings, Inc. (a)		415,925	13,484,289
			437,584,841
TOTAL IT SERVICES	669,432,139
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 29.8%
Semiconductor Materials & Equipment – 3.1%
ACM Research, Inc. Class A (a)		148,571	2,892,677
Amkor Technology, Inc.		324,730	5,666,539
Applied Materials, Inc.		681,587	102,721,977
Axcelis Technologies, Inc. (a)		94,083	4,608,185
Cohu, Inc. (a)		142,857	2,285,712
Enphase Energy, Inc. (a)		172,143	7,675,856
Entegris, Inc.		185,593	14,684,118
FormFactor, Inc. (a)		216,726	6,098,670
Ichor Holdings Ltd. (a)		103,815	2,053,461
KLA Corp.		116,068	81,559,823
Kulicke & Soffa Industries, Inc.		165,978	5,349,471
Lam Research Corp.		1,105,715	79,246,594
MKS Instruments, Inc.		119,059	8,350,798
Onto Innovation, Inc. (a)		75,437	9,201,051
PDF Solutions, Inc. (a)		96,163	1,764,591
Photronics, Inc. (a)		196,164	3,583,916
SolarEdge Technologies, Inc. (a)		174,548	2,135,595
Teradyne, Inc.		179,175	13,296,577
Ultra Clean Holdings, Inc. (a)		136,786	2,558,582
Veeco Instruments, Inc. (a)		172,511	3,225,956
			358,960,149
Semiconductors – 26.7%
Advanced Micro Devices, Inc. (a)		1,305,014	127,043,113
Allegro MicroSystems, Inc. (a)		371,152	7,077,869
Alpha & Omega Semiconductor Ltd. (a)		74,865	1,409,708
Ambarella, Inc. (a)		118,585	5,690,894

		Shares	Value

Analog Devices, Inc.		417,683	$81,414,770
Broadcom, Inc.		2,688,611	517,476,959
CEVA, Inc. (a)		74,094	1,942,004
Cirrus Logic, Inc. (a)		97,605	9,373,984
Credo Technology Group Holding Ltd. (a)		241,340	10,389,687
Diodes, Inc. (a)		140,500	5,395,200
First Solar, Inc. (a)		113,724	14,308,754
Impinj, Inc. (a)		67,335	6,203,574
indie Semiconductor, Inc. Class A (a)		483,412	961,990
Intel Corp.		3,637,906	73,121,911
Lattice Semiconductor Corp. (a)		253,889	12,422,789
MACOM Technology Solutions Holdings, Inc. (a)		115,805	12,014,769
Marvell Technology, Inc.		759,035	44,304,873
MaxLinear, Inc. (a)		241,659	2,414,173
Microchip Technology, Inc.		509,887	23,495,593
Micron Technology, Inc.		923,180	71,038,701
Monolithic Power Systems, Inc.		46,066	27,321,745
Navitas Semiconductor Corp. (a)		392,179	756,905
NVIDIA Corp.		15,186,739	1,654,139,612
NXP Semiconductors NV		226,606	41,765,752
ON Semiconductor Corp. (a)		432,990	17,189,703
Penguin Solutions, Inc. (a)		155,156	2,648,513
Power Integrations, Inc.		164,000	8,055,680
Qorvo, Inc. (a)		143,990	10,319,763
QUALCOMM, Inc.		910,246	135,135,121
Rambus, Inc. (a)		226,923	11,071,573
Rigetti Computing, Inc. (a)		29,077	257,913
Semtech Corp. (a)		221,461	6,920,656
Silicon Laboratories, Inc. (a)		89,640	9,121,766
SiTime Corp. (a)		56,387	8,280,995
Skyworks Solutions, Inc.		197,357	12,686,108
Synaptics, Inc. (a)		120,327	6,697,401
Texas Instruments, Inc.		741,949	118,748,937
Universal Display Corp.		76,283	9,583,433
Wolfspeed, Inc. (a)		383,382	1,361,006
			3,109,563,897
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,468,524,046
SOFTWARE – 36.9%
Application Software – 15.9%
ACI Worldwide, Inc. (a)		244,926	13,069,251
Adobe, Inc. (a)		354,247	132,835,540
Agilysys, Inc. (a)		75,268	5,596,176
Alarm.com Holdings, Inc. (a)		142,456	7,635,642
Alkami Technology, Inc. (a)		165,776	4,424,561
Amplitude, Inc. Class A (a)		232,735	2,138,835
ANSYS, Inc. (a)		91,130	29,332,924
Appfolio, Inc. Class A (a)		52,096	10,758,866
AppLovin Corp. Class A (a)		181,107	48,773,926
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Asana, Inc. Class A (a)	264,616	$4,270,902
Atlassian Corp. Class A (a)	155,821	35,575,493
Aurora Innovation, Inc. (a)	1,777,131	12,866,428
Autodesk, Inc. (a)	194,181	53,254,139
AvePoint, Inc. (a)	312,706	5,112,743
Bentley Systems, Inc. Class B	280,769	12,070,259
Bill Holdings, Inc. (a)	180,283	8,215,496
Blackbaud, Inc. (a)	125,698	7,609,757
BlackLine, Inc. (a)	160,074	7,560,295
Blend Labs, Inc. Class A (a)	591,893	1,982,842
Box, Inc. Class A (a)	379,485	11,847,522
Braze, Inc. Class A (a)	176,926	5,507,706
C3.ai, Inc. Class A (a)	336,341	7,402,865
Cadence Design Systems, Inc. (a)	236,399	70,385,438
CCC Intelligent Solutions Holdings, Inc. (a)	1,044,831	9,675,135
Cipher Mining, Inc. (a)	613,860	1,749,501
Cleanspark, Inc. (a)	708,224	5,786,190
Clear Secure, Inc. Class A	255,008	6,293,597
Clearwater Analytics Holdings, Inc. Class A (a)	487,198	11,078,883
Confluent, Inc. Class A (a)	473,030	11,262,844
Core Scientific, Inc. (a)	406,174	3,290,009
Daily Journal Corp. (a)	4,101	1,554,197
Datadog, Inc. Class A (a)	280,614	28,667,526
Digimarc Corp. (a)	48,942	640,651
Docusign, Inc. (a)	268,906	21,983,066
DoubleVerify Holdings, Inc. (a)	438,841	5,819,032
Dropbox, Inc. Class A (a)	471,285	13,455,187
D-Wave Quantum, Inc. (a)	50,606	349,687
Dynatrace, Inc. (a)	374,176	17,575,047
E2open Parent Holdings, Inc. (a)	469,060	924,048
Elastic NV (a)	137,951	11,891,376
Fair Isaac Corp. (a)	22,735	45,235,375
Five9, Inc. (a)	225,000	5,656,500
Freshworks, Inc. Class A (a)	535,276	7,906,027
Guidewire Software, Inc. (a)	107,114	21,933,734
HubSpot, Inc. (a)	50,177	30,683,236
Hut 8 Corp. (a)	248,687	3,061,337
Informatica, Inc. Class A (a)	197,748	3,723,595
Intapp, Inc. (a)	158,466	8,598,365
InterDigital, Inc.	65,274	13,120,074
Intuit, Inc.	227,609	142,817,819
Jamf Holding Corp. (a)	195,658	2,263,763
Klaviyo, Inc. Class A (a)	171,450	5,218,938
Life360, Inc. (a)	6,488	278,335
LiveRamp Holdings, Inc. (a)	199,941	5,230,457
Manhattan Associates, Inc. (a)	77,591	13,763,868
MARA Holdings, Inc. (a)	650,319	8,694,765
Meridianlink, Inc. (a)	72,156	1,220,158

	Shares	Value

MicroStrategy, Inc. Class A (a)	168,053	$63,878,626
Mitek Systems, Inc. (a)	133,142	1,102,416
nCino, Inc. (a)	262,919	6,099,721
NCR Voyix Corp. (a)	426,814	3,657,796
NextNav, Inc. (a)	130,539	1,621,294
Nutanix, Inc. Class A (a)	322,407	22,149,361
Olo, Inc. Class A (a)	314,674	1,950,979
Pagaya Technologies Ltd. Class A (a)	106,463	1,166,834
PagerDuty, Inc. (a)	261,964	4,063,062
Palantir Technologies, Inc. Class A (a)	1,698,519	201,172,590
Pegasystems, Inc.	129,739	11,946,367
Procore Technologies, Inc. (a)	192,555	12,340,850
PROS Holdings, Inc. (a)	124,597	2,128,117
PTC, Inc. (a)	136,096	21,090,797
Q2 Holdings, Inc. (a)	135,407	10,731,005
Quantum Computing, Inc. (a)	41,433	279,258
RingCentral, Inc. Class A (a)	220,856	5,631,828
Riot Platforms, Inc. (a)	884,047	6,400,500
Roper Technologies, Inc.	96,361	53,969,869
Salesforce, Inc.	758,623	203,849,586
Samsara, Inc. Class A (a)	344,133	13,648,315
SEMrush Holdings, Inc. Class A (a)	93,741	963,657
SoundHound AI, Inc. Class A (a)	857,812	7,969,074
Sprinklr, Inc. Class A (a)	333,651	2,565,776
Sprout Social, Inc. Class A (a)	154,040	3,220,976
SPS Commerce, Inc. (a)	68,927	9,891,714
Synopsys, Inc. (a)	131,440	60,332,274
Terawulf, Inc. (a)	763,016	2,121,185
Tyler Technologies, Inc. (a)	46,250	25,127,625
Unity Software, Inc. (a)	672,327	14,165,930
Verint Systems, Inc. (a)	187,980	3,315,967
Vertex, Inc. Class A (a)	168,164	6,731,605
Weave Communications, Inc. (a)	109,096	1,156,418
Workday, Inc. Class A (a)	196,387	48,114,815
Workiva, Inc. (a)	136,008	10,237,322
Yext, Inc. (a)	340,335	2,314,278
Zeta Global Holdings Corp. Class A (a)	488,595	6,381,051
Zoom Communications, Inc. (a)	299,867	23,251,687
		1,846,370,453
Systems Software – 21.0%
A10 Networks, Inc.	229,052	3,774,777
Adeia, Inc.	336,422	4,141,355
Appian Corp. Class A (a)	93,978	2,918,017
Commvault Systems, Inc. (a)	86,001	14,373,347
Crowdstrike Holdings, Inc. Class A (a)	204,768	87,818,852
Dolby Laboratories, Inc. Class A	154,609	11,872,425
Fortinet, Inc. (a)	588,721	61,085,691
Gen Digital, Inc.	729,210	18,864,663

Quarterly Report	4

Common Stocks – continued
		Shares	Value
SOFTWARE – continued
Systems Software – continued
Gitlab, Inc. Class A (a)		225,830	$10,539,486
JFrog Ltd. (a)		284,223	9,598,211
Microsoft Corp.		4,220,309	1,668,119,335
N-able, Inc. (a)		228,837	1,615,589
OneSpan, Inc.		104,000	1,546,480
Onestream, Inc. (a)		13,056	279,399
Oracle Corp.		1,321,085	185,903,081
Palo Alto Networks, Inc. (a)		539,210	100,794,525
Progress Software Corp.		130,317	7,813,807
Qualys, Inc. (a)		90,019	11,316,289
Rapid7, Inc. (a)		181,473	4,286,392
Rubrik, Inc. Class A (a)		162,763	11,479,674
SentinelOne, Inc. Class A (a)		536,532	9,925,842
ServiceNow, Inc. (a)		166,498	159,007,255
Tenable Holdings, Inc. (a)		278,835	8,523,986
Teradata Corp. (a)		294,552	6,332,868
UiPath, Inc. Class A (a)		991,755	11,841,555
Varonis Systems, Inc. (a)		224,964	9,637,458
Zscaler, Inc. (a)		109,242	24,707,263
			2,448,117,622
TOTAL SOFTWARE	4,294,488,075
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 18.8%
Technology Hardware, Storage & Peripherals – 18.8%
Apple, Inc.		9,401,724	1,997,866,350
CompoSecure, Inc. Class A		21,285	233,922
Corsair Gaming, Inc. (a)		149,872	1,061,094
Dell Technologies, Inc. Class C		286,828	26,319,337
Diebold Nixdorf, Inc. (a)		40,033	1,774,663
Hewlett Packard Enterprise Co.		1,410,925	22,885,204
HP, Inc.		976,483	24,968,670
IonQ, Inc. (a)		442,824	12,159,947

		Shares	Value

NetApp, Inc.		217,124	$19,486,879
Pure Storage, Inc. Class A (a)		363,759	16,500,108
Sandisk Corp. (a)		123,819	3,975,828
Seagate Technology Holdings PLC		228,374	20,788,885
Super Micro Computer, Inc. (a)		532,484	16,964,940
Western Digital Corp. (a)		371,458	16,292,148
Xerox Holdings Corp.		365,289	1,610,925
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS	2,182,888,900
TOTAL COMMON STOCKS (Cost $7,645,155,025)			11,607,176,820
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.22% (b) (Cost $19,104,000)		19,104,000	19,104,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $7,664,259,025)	11,626,280,820
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%	3,695,732
NET ASSETS – 100.0%	$11,629,976,552

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $1,925,912 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	4	June 2025	$ 393,960	$ 5,777	$ 5,777
CME E-mini Technology Select Sector Index Contracts (United States)	91	June 2025	19,383,910	620,232	620,232
Total Equity Index Contracts					$626,009
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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